UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                    811-1485

Exact name of registrant as specified in charter:      Delaware Group Equity Funds III

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               June 30

Date of reporting period:                              December 31, 2005

Item 1.  Reports to Stockholders

         Delaware American Services Fund Semiannual Shareholder Report Delaware Small Cap Growth Fund Semiannual Shareholder Report Delaware Trend Fund Semiannual Shareholder Report

Delaware
Investments(R)
-------------
A member of Lincoln Financial Group

GROWTH-EQUITY


Semiannual Report DECEMBER 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE AMERICAN SERVICES FUND


[Graphic] POWERED BY RESEARCH(R)

Table
  OF CONTENTS

-------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                 1
-------------------------------------------------------------
SECTOR ALLOCATION                                           2
-------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                   3

  Statement of Operations                                   5

  Statements of Changes in Net Assets                       6

  Financial Highlights                                      7

  Notes to Financial Statements                            11
-------------------------------------------------------------
ABOUT THE ORGANIZATION                                     14
-------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C)2006 Delaware Distributors, L.P.

Disclosure
  OF FUND EXPENSES

                                For the Period July 1, 2005 to December 31, 2005


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware American Services Fund
Expense Analysis of an Investment of $1,000

                                                            Expenses
                       Beginning    Ending                Paid During
                        Account     Account   Annualized    Period
                         Value       Value     Expense     7/1/05 to
                        7/1/05      12/31/05    Ratio      12/31/05*
---------------------------------------------------------------------
Actual Fund Return
Class A                $1,000.00   $1,061.90    1.32%        $6.86
Class B                 1,000.00    1,057.30    2.07%        10.73
Class C                 1,000.00    1,057.30    2.07%        10.73
Class R(1)              1,000.00    1,044.50    1.57%         8.09
Institutional Class     1,000.00    1,063.10    1.07%         5.56
---------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                $1,000.00   $1,018.55    1.32%        $6.72
Class B                 1,000.00    1,014.77    2.07%        10.51
Class C                 1,000.00    1,014.77    2.07%        10.51
Class R                 1,000.00    1,017.29    1.57%         7.98
Institutional Class     1,000.00    1,019.81    1.07%         5.45
---------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(1) Commencement of operation was October 1, 2005. For purposes of this analysis, Class R shares' annualized expense ratio was applied to the period of July 1, 2005 to December 31, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

Sector Allocation
  DELAWARE AMERICAN SERVICES FUND

                                                         As of December 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                    Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
---------------------------------------------------------------
Common Stock                                          97.29%
---------------------------------------------------------------
Basic Industry & Capital Goods                         4.46%

Business Services                                     13.49%

Consumer Durables                                      4.15%

Consumer Non-Durables                                 17.65%

Consumer Services                                     14.98%

Energy                                                 6.11%

Finance                                               21.52%

Health Care                                            4.56%

Technology                                             4.78%

Transportation                                         5.59%
---------------------------------------------------------------
Repurchase Agreements                                  2.26%
---------------------------------------------------------------
Total Market Value of Securities                      99.55%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities        0.45%
---------------------------------------------------------------
Total Net Assets                                     100.00%
---------------------------------------------------------------

Statement
  OF NET ASSETS

                                                 Delaware American Services Fund
                                                 December 31, 2005 (Unaudited)

                                                Number of        Market
                                                  Shares         Value
--------------------------------------------------------------------------
Common Stock - 97.29%
--------------------------------------------------------------------------
Basic Industry & Capital Goods - 4.46%
  ITT Industries                                    55,700    $  5,727,074
  MSC Industrial Direct Class A                    137,400       5,526,228
 +NCI Building Systems                             100,000       4,248,000
                                                              ------------
                                                                15,501,302
                                                              ------------

Business Services - 13.49%
 +Bright Horizons Family Solutions                 101,600       3,764,280
 +Dun & Bradstreet                                  63,000       4,218,480
 +Euronet Worldwide                                209,500       5,824,100
 +Fisher Scientific International                  106,500       6,588,090
 +Global Cash Access                               236,600       3,451,994
 +Mobile Mini                                       41,800       1,981,320
 +Monster Worldwide                                160,400       6,547,528
 +Perot Systems Class A                            254,300       3,595,802
 +Resources Connection                             191,100       4,980,066
  Robert Half International                        156,100       5,914,629
                                                              ------------
                                                                46,866,289
                                                              ------------

Consumer Durables - 4.15%
  Centex                                            85,400       6,105,246
  D.R. Horton                                      124,100       4,434,093
  Winnebago Industries                             117,000       3,893,760
                                                              ------------
                                                                14,433,099
                                                              ------------

Consumer Non-Durables - 17.65%
 +Blue Nile                                        131,600       5,304,796
 +Carter's                                         105,800       6,226,330
 +Coach                                            314,300      10,478,762
 +Guitar Center                                    128,200       6,411,282
 +Hibbett Sporting Goods                           156,150       4,447,152
 +Kohl's                                           136,000       6,609,600
  Nordstrom                                        178,500       6,675,900
 +Starbucks                                        105,100       3,154,051
 +Tractor Supply                                    57,200       3,028,168
 +Urban Outfitters                                 355,400       8,995,174
                                                              ------------
                                                                61,331,215
                                                              ------------

Consumer Services - 14.98%
 +BJ's Restaurants                                  66,200       1,513,332
 +Cosi                                             445,100       3,694,330
 +Getty Images                                      49,700       4,436,719
  Host Marriott                                    194,300       3,681,985
 +Kerzner International                             63,200       4,345,000
 +Life Time Fitness                                113,200       4,311,788
 +Nutri/System                                     156,000       5,619,120
  Royal Caribbean Cruises                          107,500       4,843,950
 +Sonic                                            154,800       4,566,600
  Starwood Hotels & Resorts Worldwide              146,700       9,368,262
 +West                                             134,800       5,681,820
                                                              ------------
                                                                52,062,906
                                                              ------------

Energy - 6.11%
 +National Oilwell Varco                           108,500       6,802,950
  Rowan                                             93,100       3,318,084
 +SEACOR Holdings                                   50,000       3,405,000
  Smith International                              112,300       4,167,453
 +Veritas DGC                                      100,000       3,549,000
                                                              ------------
                                                                21,242,487
                                                              ------------

                                                Number of        Market
                                                  Shares         Value
--------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------
Finance - 21.52%
  Apollo Investment                                210,700    $  3,777,851
 +Affiliated Managers Group                         78,000       6,259,500
  American Express                                  78,300       4,029,318
  Aspen Insurance Holdings                         148,200       3,507,894
  Bear Stearns                                      29,800       3,442,794
  Citigroup                                        103,700       5,032,561
  Goldman Sachs Group                               26,900       3,435,399
  JPMorgan Chase                                    88,000       3,492,720
+#Lexington Strategic 144A                         250,000       2,500,000
  Midwest Banc Holdings                            195,700       4,354,325
  Nuveen Investments                                77,600       3,307,312
  PartnerRe                                         53,400       3,506,778
  St. Paul Travelers                               146,900       6,562,023
  UnumProvident                                    237,600       5,405,400
  Wachovia                                         162,500       8,589,750
  Wells Fargo                                      120,400       7,564,732
                                                              ------------
                                                                74,768,357
                                                              ------------

Health Care - 4.56%
 +Caremark Rx                                      134,200       6,950,218
 +Medco Health Solutions                           159,200       8,883,360
                                                              ------------
                                                                15,833,578
                                                              ------------

Technology - 4.78%
 +Amdocs                                           251,800       6,924,500
 +NAVTEQ                                            35,500       1,557,385
 +Symantec                                         200,000       3,500,000
 +Tekelec                                          333,600       4,637,040
                                                              ------------
                                                                16,618,925
                                                              ------------

Transportation - 5.59%
  Hunt (J.B.) Transport                            189,200       4,283,488
  Knight Transportation                            200,250       4,151,183
 +Marten Transport                                 256,200       4,667,964
  UTi Worldwide                                     67,900       6,303,836
                                                              ------------
                                                                19,406,471
                                                              ------------

Total Common Stock (cost $295,775,850)                         338,064,629
                                                              ------------

                                                Principal
                                                  Amount
--------------------------------------------------------------------------
Repurchase Agreements - 2.26%
--------------------------------------------------------------------------
  With BNP Paribas 3.30% 1/03/06
    (dated 12/30/05, to be repurchased
    at $4,955,816, collateralized by
    $102,000 U.S. Treasury Bills due 1/26/06,
    market value $101,450, $70,000
    U.S. Treasury Bills due 2/23/06,
    market value $69,349, $138,000
    U.S. Treasury Bills due 5/4/06,
    market value $135,709, $916,000
    U.S. Treasury Bills due 6/1/06,
    market value $900,831, $2,569,000
    U.S. Treasury Bills due 6/29/06,
    market value $2,516,128, $912,000
    U.S. Treasury Notes 2.625% due 5/15/08,
    market value $879,603, $457,000
    U.S. Treasury Notes 3.125% due 5/15/07,
    market value $451,605)                      $4,954,000       4,954,000

Statement
  OF NET ASSETS (CONTINUED)

                                                 Delaware American Services Fund

                                                Principal        Market
                                                  Amount         Value
--------------------------------------------------------------------------
Repurchase Agreements (continued)
--------------------------------------------------------------------------
  With UBS Warburg 3.40% 1/03/06
    (dated 12/30/05, to be repurchased at
    $2,892,092, collateralized by $336,000
    U.S. Treasury Notes 2.00% due 5/15/06,
    market value $334,012, $2,530,000
    U.S. Treasury Notes 5.625% due 5/15/08,
    market value $2,618,093)                    $2,891,000    $  2,891,000
                                                              ------------
Total Repurchase Agreements
  (cost $7,845,000)                                              7,845,000
                                                              ------------

Total Market Value of Securities - 99.55%
  (cost $303,620,850)                                          345,909,629
Receivables and Other Assets
  Net of Liabilities - 0.45%                                     1,567,475
                                                              ------------
Net Assets Applicable to 21,395,519 Shares
  Outstanding - 100.00%                                       $347,477,104
                                                              ============

Net Asset Value-Delaware American Services Fund
  Class A ($198,842,229 / 12,076,562 Shares)                        $16.47
                                                                    ------
Net Asset Value-Delaware American Services Fund
  Class B ($51,155,671 / 3,225,043 Shares)                          $15.86
                                                                    ------
Net Asset Value-Delaware American Services Fund
  Class C ($80,592,265 / 5,080,690 Shares)                          $15.86
                                                                    ------
Net Asset Value-Delaware American Services Fund
  Class R ($16.44 / 1 Share)                                        $16.44
                                                                    ------
Net Asset Value-Delaware American Services Fund
Institutional Class ($16,886,923 / 1,013,223 Shares)                $16.67
                                                                    ------

Components of Net Assets at December 31, 2005:
Shares of beneficial interest
(unlimited authorization-no par)                              $305,896,509
Accumulated net realized loss on investments                      (708,184)
Net unrealized appreciation of investments                      42,288,779
                                                              ------------
Total net assets                                              $347,477,104
                                                              ============

+    Non-income producing security for the period ended December 31, 2005.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $2,500,000, which represented 0.72% of the Fund's net assets. See
     Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share --
  Delaware American Services Fund

Net asset value Class A (A)                                         $16.47
Sales charge (5.75% of offering price) (B)                            1.00
                                                                    ------
Offering price                                                      $17.47
                                                                    ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B)  See the current prospectus for purchase of $50,000 or more.


See accompanying notes

Statement
  OF OPERATIONS

                                  Delaware American Services Fund
                                  Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
 Dividends                                                                                  $1,276,066
 Interest                                                                                      281,221   $ 1,557,287
                                                                                            ----------   -----------

Expenses:
 Management fees                                                                             1,113,212
 Distribution expenses -- Class A                                                              261,348
 Distribution expenses -- Class B                                                              229,803
 Distribution expenses -- Class C                                                              336,960
 Dividend disbursing and transfer agent fees and expenses                                      307,632
 Accounting and administration expenses                                                         58,540
 Registration fees                                                                              45,011
 Reports and statements to shareholders                                                         26,332
 Legal and professional fees                                                                    16,012
 Trustees' fees                                                                                  8,282
 Custodian fees                                                                                  4,436
 Insurance fees                                                                                  3,374
 Taxes (other than taxes on income)                                                                203
 Pricing fees                                                                                      184
 Other                                                                                           5,086     2,416,415
                                                                                            ----------
 Less waived distribution expenses -- Class A                                                                (43,558)
 Less expense paid indirectly                                                                                 (1,232)
                                                                                                         -----------
 Total expenses                                                                                            2,371,625
                                                                                                         -----------
Net Investment Loss                                                                                         (814,338)
                                                                                                         -----------

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
 Net realized gain on:
  Investments                                                                                              3,499,644
  Foreign Currencies                                                                                              28
                                                                                                         -----------
 Net realized gain                                                                                         3,499,672
 Net change in unrealized appreciation/depreciation of investments and foreign currencies                 14,248,806
                                                                                                         -----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                    17,748,478
                                                                                                         -----------

Net Increase in Net Assets Resulting from Operations                                                     $16,934,140
                                                                                                         ===========


See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                 Delaware American Services Fund

                                                                                             Six Months        Year
                                                                                               Ended           Ended
                                                                                              12/31/05        6/30/05
                                                                                             (Unaudited)
Increase (Decrease) in Net Assets from Operations:
 Net investment loss                                                                        $   (814,338)  $ (1,099,193)
 Net realized gain on investments and foreign currencies                                       3,499,672     (3,995,818)
 Net change in unrealized appreciation/depreciation of investments and foreign currencies     14,248,806     20,366,012
                                                                                            ------------   ------------
 Net increase in net assets resulting from operations                                         16,934,140     15,271,001
                                                                                            ------------   ------------

Dividends and Distributions to Shareholders from:
 Net realized gain on investments:
  Class A                                                                                             --     (1,654,073)
  Class B                                                                                             --       (482,336)
  Class C                                                                                             --       (350,482)
  Institutional Class                                                                                 --        (62,219)
                                                                                            ------------   ------------
                                                                                                      --     (2,549,110)
                                                                                            ------------   ------------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                                     75,112,048    119,226,817
  Class B                                                                                     12,737,446     25,810,367
  Class C                                                                                     29,083,724     45,480,136
  Class R                                                                                             16             --
  Institutional Class                                                                         15,006,689      2,536,860

 Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                             --      1,427,984
  Class B                                                                                             --        461,181
  Class C                                                                                             --        333,755
  Institutional Class                                                                                 --         13,639
                                                                                            ------------   ------------
                                                                                             131,939,923    195,290,739
                                                                                            ------------   ------------

 Cost of shares repurchased:
  Class A                                                                                    (30,189,300)   (33,247,721)
  Class B                                                                                     (3,318,857)    (3,167,932)
  Class C                                                                                     (4,482,483)    (4,510,605)
  Institutional Class                                                                           (987,741)    (1,967,188)
                                                                                            ------------   ------------
                                                                                             (38,978,381)   (42,893,446)
                                                                                            ------------   ------------
 Increase in net assets derived from capital share transactions                               92,961,542    152,397,293
                                                                                            ------------   ------------
 Net Increase in Net Assets                                                                  109,895,682    165,119,184

Net Assets:
 Beginning of period                                                                         237,581,422     72,462,238
                                                                                            ------------   ------------
 End of period (there was no undistributed net investment income at either period end)      $347,477,104   $237,581,422
                                                                                            ============   ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------
                                         Delaware American Services Fund Class A
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended                       Year Ended
                                                                       12/31/05(1) 6/30/05    6/30/04   6/30/03   6/30/02   6/30/01
                                                                       (Unaudited)
Net asset value, beginning of period                                     $15.510    $14.400   $11.260   $10.890   $10.160   $10.540

Income (loss) from investment operations:
Net investment loss(2)                                                    (0.022)    (0.074)   (0.077)   (0.011)   (0.039)   (0.008)
Net realized and unrealized gain on investments and foreign currencies     0.982      1.620     3.457     1.232     0.784     2.061
                                                                         -------    -------   -------   -------   -------   -------
Total from investment operations                                           0.960      1.546     3.380     1.221     0.745     2.053
                                                                         -------    -------   -------   -------   -------   -------

Less dividends and distributions:
From net investment income                                                    --         --        --        --        --    (0.015)
From net realized gain on investments                                         --     (0.436)   (0.240)   (0.851)   (0.015)   (1.741)
In excess of net realized gain on investments                                 --         --        --        --        --    (0.677)
                                                                         -------    -------   -------   -------   -------   -------
Total dividends and distributions                                             --     (0.436)   (0.240)   (0.851)   (0.015)   (2.433)
                                                                         -------    -------   -------   -------   -------   -------

Net asset value, end of period                                           $16.470    $15.510   $14.400   $11.260   $10.890   $10.160
                                                                         =======    =======   =======   =======   =======   =======

Total return(3)                                                            6.19%     11.30%    30.29%    12.92%     7.34%    21.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $198,842   $144,146   $48,662    $6,397    $3,778    $1,671
Ratio of expenses to average net assets                                    1.32%      1.41%     1.38%     1.22%     1.45%     0.98%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly                  1.37%      1.47%     1.56%     2.10%     2.96%     2.64%
Ratio of net investment loss to average net assets                        (0.27%)    (0.51%)   (0.58%)   (0.12%)   (0.37%)   (0.09%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly                 (0.32%)    (0.57%)   (0.76%)   (1.00%)   (1.88%)   (1.75%)
Portfolio turnover                                                           91%       128%      199%      153%      311%      502%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------
                                         Delaware American Services Fund Class B
--------------------------------------------------------------------------------

                                                                      Six Months                                          2/28/01(1)
                                                                        Ended                    Year Ended                   to
                                                                      12/31/05(2) 6/30/05    6/30/04   6/30/03   6/30/02   6/30/01
                                                                      (Unaudited)
Net asset value, beginning of period                                    $15.000    $14.040   $11.070   $10.800   $10.140    $9.470

Income (loss) from investment operations:
Net investment loss(3)                                                   (0.079)    (0.179)   (0.173)   (0.080)   (0.119)   (0.031)
Net realized and unrealized gain on investments and foreign currencies    0.939      1.575     3.383     1.201     0.794     0.701
                                                                        -------    -------   -------   -------   -------   -------
Total from investment operations                                          0.860      1.396     3.210     1.121     0.675     0.670
                                                                        -------    -------   -------   -------   -------   -------

Less dividends and distributions from:
Net realized gain on investments                                             --     (0.436)   (0.240)   (0.851)   (0.015)       --
                                                                        -------    -------   -------   -------   -------   -------
Total dividends and distributions                                            --     (0.436)   (0.240)   (0.851)   (0.015)       --
                                                                        -------    -------   -------   -------   -------   -------

Net asset value, end of period                                          $15.860    $15.000   $14.040   $11.070   $10.800   $10.140
                                                                        =======    =======   =======   =======   =======   =======

Total return(4)                                                           5.73%     10.50%    29.26%    12.04%     6.66%     7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $51,156    $39,238   $14,053    $4,838    $3,484      $638
Ratio of expenses to average net assets                                   2.07%      2.16%     2.13%     1.97%     2.20%     2.20%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly                 2.07%      2.17%     2.26%     2.81%     3.71%     6.02%
Ratio of net investment loss to average net assets                       (1.02%)    (1.26%)   (1.33%)   (0.87%)   (1.12%)   (1.08%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly                (1.02%)    (1.27%)   (1.46%)   (1.71%)   (2.63%)   (4.90%)
Portfolio turnover                                                          91%       128%      199%      153%      311%      502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------
                                         Delaware American Services Fund Class C
--------------------------------------------------------------------------------

                                                                      Six Months                                          2/28/01(1)
                                                                        Ended                    Year Ended                   to
                                                                      12/31/05(2) 6/30/05    6/30/04   6/30/03   6/30/02   6/30/01
                                                                      (Unaudited)
Net asset value, beginning of period                                    $15.000    $14.040   $11.060   $10.790   $10.140    $9.470

Income (loss) from investment operations:
Net investment loss(3)                                                   (0.079)    (0.178)   (0.173)   (0.080)   (0.120)   (0.035)
Net realized and unrealized gain on investments and foreign currencies    0.939      1.574     3.393     1.201     0.785     0.705
                                                                        -------    -------   -------   -------   -------   -------
Total from investment operations                                          0.860      1.396     3.220     1.121     0.665     0.670
                                                                        -------    -------   -------   -------   -------   -------

Less dividends and distributions from:
Net realized gain on investments                                             --     (0.436)   (0.240)   (0.851)   (0.015)       --
                                                                        -------    -------   -------   -------   -------   -------
Total dividends and distributions                                            --     (0.436)   (0.240)   (0.851)   (0.015)       --
                                                                        -------    -------   -------   -------   -------   -------

Net asset value, end of period                                          $15.860    $15.000   $14.040   $11.060   $10.790   $10.140
                                                                        =======    =======   =======   =======   =======   =======

Total return(4)                                                           5.73%     10.50%    29.26%    12.15%     6.57%     7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $80,592    $52,263    $8,614      $778      $536       $81
Ratio of expenses to average net assets                                   2.07%      2.16%     2.13%     1.97%     2.20%     2.20%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly                 2.07%      2.17%     2.26%     2.81%     3.71%     6.02%
Ratio of net investment loss to average net assets                       (1.02%)    (1.26%)   (1.33%)   (0.87%)   (1.12%)   (1.08%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly                (1.02%)    (1.27%)   (1.46%)   (1.71%)   (2.63%)   (4.90%)
Portfolio turnover                                                          91%       128%      199%      153%      311%      502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------
                             Delaware American Services Fund Institutional Class
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended                       Year Ended
                                                                      12/31/05(1) 6/30/05    6/30/04   6/30/03   6/30/02   6/30/01
                                                                      (Unaudited)
Net asset value, beginning of period                                    $15.680    $14.520   $11.320   $10.930   $10.160   $10.540

Income (loss) from investment operations:
Net investment income (loss)(2)                                          (0.002)    (0.037)   (0.043)    0.013    (0.012)       --
Net realized and unrealized gain on investments and foreign currencies    0.992      1.633     3.483     1.228     0.797     2.053
                                                                        -------    -------   -------   -------   -------   -------
Total from investment operations                                          0.990      1.596     3.440     1.241     0.785     2.053
                                                                        -------    -------   -------   -------   -------   -------

Less dividends and distributions:
From net investment income                                                   --         --        --        --        --    (0.015)
From net realized gain on investments                                        --     (0.436)   (0.240)   (0.851)   (0.015)   (1.741)
In excess of net realized gain on investments                                --         --        --        --        --    (0.677)
                                                                        -------    -------   -------   -------   -------   -------
Total dividends and distributions                                            --     (0.436)   (0.240)   (0.851)   (0.015)   (2.433)
                                                                        -------    -------   -------   -------   -------   -------

Net asset value, end of period                                          $16.670    $15.680   $14.520   $11.320   $10.930   $10.160
                                                                        =======    =======   =======   =======   =======   =======

Total return(3)                                                           6.31%     11.63%    30.46%    13.18%     7.73%    21.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $16,887     $1,934    $1,133    $8,427    $3,237    $3,007
Ratio of expenses to average net assets                                   1.07%      1.16%     1.13%     0.97%     1.20%     0.90%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly                 1.07%      1.17%     1.26%     1.81%     2.71%     2.39%
Ratio of net investment income (loss) to average net assets              (0.02%)    (0.26%)   (0.33%)    0.13%    (0.12%)       --
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly                (0.02%)    (0.27%)   (0.46%)   (0.71%)   (1.63%)    (1.49%)
Portfolio turnover                                                          91%       128%      199%      153%      311%      502%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

As of December 31, 2005, Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.


See accompanying notes

Notes
  TO FINANCIAL STATEMENTS

                                                 Delaware American Services Fund
                                                 December 31, 2005 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1.   Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $34,028 for the six months ended December 31, 2005. In general, best execution refers to many factors including the price paid or received for two securities, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors effecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.12% of average daily net assets of the Fund through August 31, 2005. Effective September 1, 2005, no expense waiver will be in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

                                                 Delaware American Services Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

through October 31, 2006, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 for Class R to no more than 0.50% of average daily net assets.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC        $220,851
Dividend disbursing, transfer agent,
  accounting and administration fees and
  other expenses payable to DSC                   83,066
Distribution fee payable to DDLP                 295,028
Other expenses payable to DMC and affiliates*     36,639

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended December 31, 2005, the Fund was charged $9,570 for internal legal services provided by DMC.

For the six months ended December 31, 2005, DDLP earned $236,266 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2005, DDLP received gross contingent deferred sales charge commissions of $2,974, $45,122, and $11,085 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3.   Investments

For the six months ended December 31, 2005, the Fund made purchases of $222,201,181 and sales of $127,575,832 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $304,157,173. At December 31, 2005, net unrealized appreciation was $41,752,456, of which $43,940,936 related to unrealized appreciation of investments and $2,188,480 related to unrealized depreciation of investments.

4.   Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions during the six months ended December 31, 2005. The tax character of dividends and distributions paid during the year ended June 30, 2005 was as follows:

                                  Year
                                 Ended
                                6/30/05
                              ----------
Ordinary income               $2,022,509
Long-term capital gain           526,601
                              ----------
Total                         $2,549,110
                              ==========

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest          $305,896,509
Accumulated capital losses                 (171,861)
Unrealized appreciation                  41,752,456
                                       ------------
Net Assets                             $347,477,104
                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                    $814,338
Accumulated  net  realized gain                      (1,269)
Paid-in capital                                    (813,069)

5.   Capital Shares

Transactions in capital shares were as follows:

                                     Six Months        Year
                                       Ended           Ended
                                      12/31/05        6/30/05
Shares sold:
  Class A                             4,684,812       8,051,051
  Class B                               824,054       1,802,642
  Class C                             1,887,277       3,161,808
  Class R                                     1              --
  Institutional Class                   950,185         173,306

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                    --         109,173
  Class B                                    --          36,228
  Class C                                    --          26,119
  Class R                                    --              --
  Institutional Class                        --           1,033
                                     ----------      ----------
                                      8,346,329      13,361,360
                                     ----------      ----------

Shares repurchased:
  Class A                            (1,901,262)     (2,247,260)
  Class B                              (214,698)       (224,059)
  Class C                              (290,914)       (317,309)
  Class R                                    --              --
  Institutional Class                   (60,324)       (129,060)
                                     ----------      ----------
                                     (2,467,198)     (2,917,688)
                                     ----------      ----------
Net increase                          5,879,131      10,443,672
                                     ==========      ==========

For the six months ended December 31, 2005 and the year ended June 30, 2005, 27,195 Class B shares were converted to 26,224 Class A shares valued at $420,756 and 20,852 Class B shares were converted to 20,200 Class A shares valued at $307,866, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statement of Changes in Net Assets.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

                                                 Delaware American Services Fund

6.   Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2005, or at any time during the period.

7.   Credit and Market Risk

The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. No securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

8.   Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About
  THE ORGANIZATION

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a Series of Delaware Management Business Trust Philadelphia, PA

National Distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing and Transfer Agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders

800 523-1918

For Securities Dealers and Financial Institutions Representatives Only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.


--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

Delaware
Investment(R)
-------------
A member of Lincoln Financial Group

Contact Information

Web Site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


(129)                                                         Printed in the USA
SA-496 [12/05] CGI 2/06                                   SEMI-0601 AMS  PO10752

--------------------------------------------------------------------------------

                                                [Logo] Delaware
GROWTH-EQUITY                                          Investments(R)
                                                       -------------------------
                                                       A member of Lincoln Group

--------------------------------------------------------------------------------









Semiannual Report        DECEMBER 31, 2005
--------------------------------------------------------------------------------
                         DELAWARE SMALL CAP GROWTH FUND













[Logo] POWERED BY RESEARCH(R)

Table
  OF CONTENTS

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                                   1
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                                             2
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                                    3

   Statement of Operations                                                    5

   Statements of Changes in Net Assets                                        6

   Financial Highlights                                                       7

   Notes to Financial Statements                                             12
--------------------------------------------------------------------------------
ABOUT THE ORGANIZATION                                                       15
--------------------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

Disclosure                      ------------------------------------------------
       OF FUND EXPENSES         For the Period July 1, 2005 to December 31, 2005
                                ------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

Actual Expenses
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                 Expenses
                          Beginning    Ending                    Paid During
                          Account      Account      Annualized   Period
                          Value        Value        Expense      7/1/05 to
                          7/1/05       12/31/05     Ratio        12/31/05*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                  $1,000.00    $1,074.40     1.60%        $ 8.37
        1,000.00     1,071.00     2.35%         12.27
Class C
Class C                   1,000.00     1,071.00     2.35%         12.27
Class R                   1,000.00     1,074.10     1.87%          9.78
Institutional Class       1,000.00     1,076.50     1.35%          7.07
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                  $1,000.00    $1,017.14     1.60%        $ 8.13
Class B                   1,000.00     1,013.36     2.35%         11.93
Class C                   1,000.00     1,013.36     2.35%         11.93
Class R                   1,000.00     1,015.78     1.87%          9.50
Institutional Class       1,000.00     1,018.40     1.35%          6.87
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector Allocation                                     --------------------------
       DELAWARE SMALL CAP GROWTH FUND                   As of December 31, 2005
                                                      --------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

                                                              Percentage
Sector                                                       of Net Assets
--------------------------------------------------------------------------------
Common Stock                                                    94.17%
--------------------------------------------------------------------------------
Basic Industry/Capital Goods                                     4.13%
Business Services                                                5.58%
Consumer Non-Durables                                           14.87%
Consumer Services                                                6.20%
Energy                                                           3.84%
Financials                                                      10.93%
Health Care                                                     19.07%
Technology                                                      25.84%o
Transportation                                                   3.71%
--------------------------------------------------------------------------------
Federal Agency (Discount Notes)                                  6.90%
--------------------------------------------------------------------------------
Total Market Value of Securities                               101.07%
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets                 (1.07%)
--------------------------------------------------------------------------------
Total Net Assets                                               100.00%
--------------------------------------------------------------------------------

o Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                                                -------------------------------
Statement                                       Delaware Small Cap Growth Fund
       OF NET ASSETS                            December 31, 2005 (Unaudited)
                                                -------------------------------

                                        Number of           Market
                                          Shares             Value
--------------------------------------------------------------------------------
Common Stock - 94.17%
--------------------------------------------------------------------------------
Basic Industry/Capital Goods - 4.13%
 +iRobot                                  4,700          $  156,651
  Lincoln Electric Holdings              10,900             432,294
  Mine Safety Appliances                  7,800             282,438
 +NCI Building Systems                   10,200             433,296
                                                         ----------
                                                          1,304,679
                                                         ----------

Business Services - 5.58%
 +Advisory Board                          9,400             448,098
 +HouseValues                            21,200             276,236
 +Portfolio Recovery Associates          11,900             552,636
 +Resources Connection                   18,700             487,322
                                                         ----------
                                                          1,764,292
                                                         ----------

Consumer Non-Durables - 14.87%
 +America's Car-Mart                      7,300             120,596
 +Carter's                                9,100             535,535
 +Coach                                  29,100             970,194
 +Guitar Center                          11,400             570,114
 +Hibbett Sporting Goods                 31,737             903,870
 +Tractor Supply                          6,500             344,110
 +Urban Outfitters                       32,000             809,920
 +Warnaco Group Class A                  16,600             443,552
                                                         ----------
                                                          4,697,891
                                                         ----------

Consumer Services - 6.20%
 +BJ's Restaurants                       25,600             585,216
 +Cheesecake Factory                     11,700             437,463
 +First Cash Financial Services          16,050             468,018
 +Sonic                                  15,850             467,575
                                                         ----------
                                                          1,958,272
                                                         ----------

Energy - 3.84%
 +Basic Energy Services                  15,900             317,205
 +Input/Output                           42,700             300,181
 +SEACOR Holdings                         4,900             333,690
 +W-H Energy Services                     7,900             261,332
                                                         ----------
                                                          1,212,408
                                                         ----------

Financials - 10.93%
  American Equity Investment Life        28,400             370,620
 +Amerisafe                              20,900             210,672
  Brookline Bancorp                      17,600             249,392
  Delphi Financial Group Class A         14,900             685,549
 +Euronet Worldwide                      19,200             533,760
  Midwest Banc Holdings                  13,100             291,475
  RAIT Investment Trust                   9,600             248,832
 +Signature Bank                         16,600             465,962
  Strategic Hotel Capital                19,300             397,194
                                                         ----------
                                                          3,453,456
                                                         ----------
Health Care - 19.07%
 +Align Technology                       34,100             220,627
 +Amylin Pharmaceuticals                 8,500              339,320
 +Combinatorx                            10,700              87,526
 +Conceptus                              23,100             291,522
 +Conor Medsystems                       10,900             210,915
 +CV Therapeutics                        22,300             551,479
 +Digene                                 10,300             300,451
 +Encysive Pharmaceuticals               33,100             261,159
 +Immucor                                13,275             310,104
 +Keryx Biopharmaceuticals               24,000             351,360

                                         Number of          Market
                                          Shares             Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Health Care (continued)
 +MGI Pharma                             27,100          $  465,036
 +Micrus Endovascular                    21,800             189,660
 +Nastech Pharmaceutical                 27,300             401,856
 +Nektar Therapeutics                    23,700             390,102
 +Protein Design Labs                    17,500             497,350
 +Rigel Pharmaceuticals                  24,600             205,656
 +SeraCare Life Sciences                 14,300             129,415
 +Telik                                  20,700             351,693
 +United Therapeutics                     6,800             470,016
                                                         ----------
                                                          6,025,247
                                                         ----------

Technology - 25.84%o
 +Akamai Technologies                    20,100             400,593
 +Cymer                                   8,100             287,631
 +ESCO Technologies                       9,300             413,757
 +F5 Networks                             7,100             406,049
 +FormFactor                              3,000              73,290
 +Hutchinson Technology                   6,800             193,460
 +Informatica                            28,500             342,000
 +InPhonic                                6,300              54,747
 +Ixia                                   21,800             322,204
 +Marchex                                13,900             312,611
 +Micromuse                              24,002             237,380
 +Microsemi                              13,800             381,708
 +NMS Communications                     27,000              94,230
 +O2MICRO International ADR              37,100             377,678
 +Polycom                                26,400             403,920
 +Rackable Systems                        5,400             153,792
 +Redback Networks                       31,600             444,296
 +SafeNet                                 5,400             173,988
 +Secure Computing                       26,700             327,342
 +Semtech                                21,200             387,112
 +SiRF Technology Holdings               11,200             333,760
 +Symmetricom                            33,900             287,133
 +Tekelec                                29,400             408,660
 +Tessera Technologies                    9,500             245,575
 +TIBCO Software                         44,800             334,656
 +Websense                                9,400             617,016
 +Witness Systems                         7,700             151,459
                                                         ----------
                                                          8,166,047
                                                         ----------

Transportation - 3.71%
  Knight Transportation                  17,663             366,144
 +Old Dominion Freight Line              14,100             380,418
 +Universal Truckload Services           18,600             427,800
                                                         ----------
                                                          1,174,362
                                                         ----------

Total Common Stock (cost $23,021,506)                    29,756,654
                                                         ----------

                                           Principal
                                             Amount
--------------------------------------------------------------------------------
^Federal Agency (Discount Notes) - 6.90%
--------------------------------------------------------------------------------
Fannie Mae 3.65% 1/5/06                     $950,000       949,614
Freddie Mac
  4.185% 1/23/06                             885,000       882,746
  4.222% 1/30/06                             350,000       348,816
                                                         ---------
Total Federal Agency (Discount Notes)
(cost $2,181,176)                                        2,181,176
                                                         ---------

Statement                                         ------------------------------
       OF NET ASSETS (CONTINUED)                  Delaware Small Cap Growth Fund
                                                  ------------------------------

                                                              Market
                                                              Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 101.07%
  (cost $25,202,682)                                       $31,937,830

Liabilities Net of Receivables and
  Other Assets - (1.07%)                                      (339,253)
                                                           -----------
Net Assets Applicable to 2,780,123 Shares
  Outstanding - 100.00%
                                                           $31,598,577
                                                           ===========
Net Asset Value - Delaware Small Cap Growth Fund
Class A ($15,156,438 / 1,312,898 Shares)                        $11.54
                                                                ------
Net Asset Value - Delaware Small Cap Growth Fund
Class B ($5,636,135 / 503,977 Shares)                           $11.18
                                                                ------
Net Asset Value - Delaware Small Cap Growth Fund
Class C ($9,376,194 / 838,354 Shares)                           $11.18
                                                                ------
Net Asset Value - Delaware Small Cap Growth Fund
Class R ($1,429,168 / 124,839 Shares)                           $11.45
                                                                ------
Net Asset Value - Delaware Small Cap Growth Fund
Institutional Class ($642 / 55 Shares)                          $11.67
                                                                ------

Components of Net Assets at December 31, 2005:
Shares of beneficial interest
  (unlimited authorization-no par)                         $24,769,043
Accumulated net realized gain on investments                    94,386
Net unrealized appreciation of investments                   6,735,148
                                                           -----------
Total net assets                                           $31,598,577
                                                           ===========

+    Non-income producing security for the period ended December 31, 2005.

^ Zero coupon security. The interest rate shown is the rate as of December 31, 2005.

o Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Summary of Abbreviation
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Net Asset Value and Offering Price per Share -
  Delaware Small Cap Growth Fund
Net asset value Class A (A)                                     $11.54
Sales charge (5.75% of offering price) (B)                        0.70
                                                                ------
Offering price                                                  $12.24
                                                                ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.


See accompanying notes

                                  ----------------------------------------------
Statement                         Delaware Small Cap Growth Fund
       OF OPERATIONS              Six Months Ended December 31, 2005 (Unaudited)
                                  ----------------------------------------------

Investment Income:
  Dividends                                                                              $ 40,046
  Interest                                                                                 37,845         $   77,891
                                                                                         --------         ----------

Expenses:
  Management fees                                                                         159,582
  Distribution expenses -- Class A                                                         22,780
  Distribution expenses -- Class B                                                         29,162
  Distribution expenses -- Class C                                                         45,765
  Distribution expenses -- Class R                                                          5,148
  Dividend disbursing and transfer agent fees and expenses                                 79,690
  Registration fees                                                                        29,647
  Reports and statements to shareholders                                                   11,109
  Legal and professional fees                                                               6,642
  Accounting and administration expenses                                                    6,492
  Custodian fees                                                                            4,387
  Trustees' fees                                                                              907
  Insurance fees                                                                              707
  Pricing fees                                                                                327
  Other                                                                                       955            403,300
  Less expenses absorbed or waived                                                         --------          (83,657)
  Less waived distribution expenses--Class A                                                                  (3,797)
  Less waived distribution expenses--Class R                                                                    (714)
  Less expense paid indirectly                                                                                (1,530)
                                                                                                          ----------
  Total operating expenses                                                                                   313,602
                                                                                                          ----------
Net Investment Loss                                                                                         (235,711)
                                                                                                          ----------

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
 Net realized gain on:
  Investments                                                                                              1,397,883
  Foreign currencies                                                                                               2
                                                                                                          ----------
Net realized gain                                                                                          1,397,885
Net change in unrealized appreciation/depreciation of investments and foreign currencies                   1,010,771
                                                                                                          ----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                     2,408,656
                                                                                                          ----------

Net Increase in Net Assets Resulting from Operations
                                                                                                          $2,172,945
                                                                                                          ==========

See accompanying notes

Statements                                        ------------------------------
       OF CHANGES IN NET ASSETS                   Delaware Small Cap Growth Fund
                                                  ------------------------------

                                                                                             Six Months            Year
                                                                                               Ended               Ended
                                                                                              12/31/05            6/30/05
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                                       $  (235,711)        $  (577,213)
  Net realized gain on investments and foreign currencies                                     1,397,885             456,379
  Net change in unrealized appreciation/depreciation of investments and foreign currencies    1,010,771            (135,008)
                                                                                             ----------          ----------
  Net increase (decrease) in net assets resulting from operations                             2,172,945            (255,842)
                                                                                             ----------          ----------
Dividends and Distributions to Shareholders from:
 Net realized gain on investments:
  Class A                                                                                      (765,395)           (253,833)
  Class B                                                                                      (299,729)            (50,236)
  Class C                                                                                      (474,449)            (60,726)
  Class R                                                                                       (80,192)             (8,920)
  Institutional Class                                                                               (32)            (12,828)
                                                                                            -----------         -----------
                                                                                             (1,619,797)           (386,543)
                                                                                            -----------         -----------
Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                                     4,009,855           8,812,083
  Class B                                                                                       512,374           1,388,654
  Class C                                                                                     1,421,507           3,891,066
  Class R                                                                                       419,628           1,044,715
  Institutional Class                                                                                --               3,786

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                       659,402             228,934
  Class B                                                                                       280,469              48,008
  Class C                                                                                       403,966              57,837
  Class R                                                                                        59,821               8,907
  Institutional Class                                                                                32              12,828
                                                                                            -----------         -----------
                                                                                              7,767,054          15,496,818
                                                                                            -----------         -----------
Cost of shares repurchased:
  Class A                                                                                    (3,842,433)        (19,361,134)
  Class B                                                                                      (694,341)           (859,631)
  Class C                                                                                    (1,112,410)         (1,466,546)
  Class R                                                                                      (668,039)           (276,043)
  Institutional Class                                                                            (7,444)         (1,227,988)
                                                                                            -----------         -----------
                                                                                             (6,324,667)        (23,191,342)
                                                                                            -----------         -----------
Increase (decrease) in net assets derived from capital share transactions                     1,442,387          (7,694,524)
                                                                                            -----------         -----------
Net Increase (Decrease) in Net Assets                                                         1,995,535          (8,336,909)

Net Assets:
  Beginning of period                                                                        29,603,042          37,939,951
                                                                                            -----------         -----------
  End of period (there was no undistributed net investment income at either period end)     $31,598,577         $29,603,042
                                                                                            ===========         ===========

See accompanying notes

Financial
       HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Small Cap Growth Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                                      7/31/01(1)
                                                                       Ended                   Year Ended                to
                                                                     12/31/05(4)     6/30/05    6/30/04     6/30/03   6/30/02
                                                                     (Unaudited)
Net asset value, beginning of period                                   $11.300       $11.260    $ 9.170      $8.130     $8.500

Income (loss) from investment operations:
Net investment loss(2)                                                  (0.065)       (0.138)    (0.105)     (0.083)    (0.059)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                                 0.906         0.291      2.195       1.123     (0.311)
Total from investment operations                                         0.841         0.153      2.090       1.040     (0.370)

Less dividends and distributions from:
Net realized gain on investments                                        (0.601)       (0.113)        --          --         --
Total dividends and distributions                                       (0.601)       (0.113)        --          --         --

Net asset value, end of period                                         $11.540       $11.300    $11.260      $9.170     $8.130

Total return(3)                                                           7.44%         1.51%     22.79%      12.79%     (4.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $15,157       $14,045    $25,035      $3,586     $1,130
Ratio of expenses to average net assets                                   1.60%         1.65%      1.60%       1.60%      1.60%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                            2.17%         1.97%      1.95%       3.14%      6.34%
Ratio of net investment loss to average net assets                       (1.11%)       (1.29%)    (0.99%)     (1.08%)    (0.77%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                (1.68%)       (1.61%)    (1.34%)     (2.62%)    (5.51%)
Portfolio turnover                                                          91%           87%        79%         60%       138%

---------------------------------------------------------------------

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

4    Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Small Cap Growth Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                                       7/31/01(1)
                                                                       Ended                  Year Ended                  to
                                                                     12/31/05(4)     6/30/05    6/30/04     6/30/03    6/30/02
                                                                     (Unaudited)
Net asset value, beginning of period                                  $11.000        $11.050    $ 9.070      $8.100     $8.500

Income (loss) from investment operations:
Net investment loss(2)                                                 (0.108)        (0.217)    (0.184)     (0.140)    (0.118)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                                0.889          0.280      2.164       1.110     (0.282)
                                                                      --------      ---------   --------     -------   --------
Total from investment operations                                        0.781          0.063      1.980       0.970     (0.400)
                                                                      --------      ---------   --------     -------   --------
Less dividends and distributions from:
Net realized gain on investments                                       (0.601)        (0.113)        --          --         --
                                                                      --------      ---------   --------     -------   --------
Total dividends and distributions                                      (0.601)        (0.113)        --          --         --
                                                                      --------      ---------   --------     -------   --------
Net asset value, end of period                                        $11.180        $11.000    $11.050      $9.070     $8.100
                                                                      =======      ==========   ========     =======   ========
Total return(3)                                                          7.10%          0.71%     21.83%      11.98%     (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $ 5,636        $ 5,448    $ 4,844      $2,460       $783
Ratio of expenses to average net assets                                  2.35%          2.40%      2.35%       2.35%      2.35%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                          2.87%          2.67%      2.65%       3.85%      7.09%
Ratio of net investment loss to average net assets                      (1.86%)        (2.04%)    (1.74%)     (1.83%)    (1.52%)
Ratio of net investment loss to average net assets prior to expense
   limitation and expenses paid indirectly                              (2.38%)        (2.31%)    (2.04%)     (3.33%)    (6.26%)
Portfolio turnover                                                         91%            87%        79%         60%       138%

---------------------------------------------------------------------

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

4    Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Small Cap Growth Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Six Months                                       7/31/01(1)
                                                                        Ended                   Year Ended                 to
                                                                      12/31/05(4)     6/30/05    6/30/04     6/30/03    6/30/02
                                                                      (Unaudited)
Net asset value, beginning of period                                    $ 11.000     $ 11.050    $ 9.070      $8.100    $ 8.500

Income (loss) from investment operations:
Net investment loss(2)                                                    (0.108)      (0.217)    (0.184)     (0.140)    (0.117)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                                   0.889        0.280      2.164       1.110     (0.283)
                                                                        --------     --------    -------      ------    -------
Total from investment operations                                           0.781        0.063      1.980       0.970     (0.400)
                                                                        --------     --------    -------      ------    -------

Less dividends and distributions from:
Net realized gain on investments                                          (0.601)      (0.113)        --         --          --
                                                                        --------     --------    -------      ------    -------
Total dividends and distributions                                         (0.601)      (0.113)        --         --          --
                                                                        --------     --------    -------      ------    -------

Net asset value, end of period                                          $ 11.180     $ 11.000    $11.050     $ 9.070    $ 8.100
                                                                        ========     ========    =======     =======    =======

Total return(3)                                                             7.10%        0.71%     21.83%      11.98%     (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $ 9,376     $  8,527    $ 6,000     $ 2,033    $   795
Ratio of expenses to average net assets                                     2.35%        2.40%      2.35%       2.35%      2.35%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                             2.87%        2.67%      2.65%       3.85%      7.09%

Ratio of net investment loss to average net assets                         (1.86%)      (2.04%)    (1.74%)     (1.83%)    (1.52%)
Ratio of net investment loss to average net assets prior to expense
   limitation and expenses paid indirectly                                 (2.38%)      (2.31%)    (2.04%)     (3.33%)    (6.26%)
Portfolio turnover                                                            91%          87%        79%         60%       138%

----------------------------------------------------------------------

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

4    Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Small Cap Growth Fund Class R
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Six Months                             6/2/03(1)
                                                                         Ended        Year Ended                 to
                                                                       12/31/05(4)     6/30/05     6/30/04     6/30/03
                                                                       (Unaudited)
Net asset value, beginning of period                                     $11.220       $11.220     $ 9.170    $  9.040

Income (loss) from investment operations:
Net investment loss(2)                                                    (0.081)       (0.176)     (0.144)    (0.003)
Net realized and unrealized gain on investments and foreign currencies     0.912         0.289       2.194       0.133
                                                                         -------       -------     -------    --------
Total from investment operations                                           0.831         0.113       2.050       0.130
                                                                         -------       -------     -------    --------
Less dividends and distributions from:
Net realized gain on investments                                          (0.601)       (0.113)         --          --
                                                                         -------       -------     -------    --------
Total dividends and distributions                                         (0.601)       (0.113)         --          --
                                                                         -------       -------     -------    --------

Net asset value, end of period                                           $11.450       $11.220     $11.220    $  9.170
                                                                         =======       =======     =======    ========

Total return(3)                                                             7.41%         1.15%      22.36%       1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $ 1,429       $ 1,575        $774          --
Ratio of expenses to average net assets                                     1.87%         2.00%       1.95%       1.95%
Ratio of expenses to average net assets prior to expense limitation and
  expenses paid indirectly                                                  2.47%         2.27%       2.25%       5.93%
Ratio of net investment loss to average net assets                         (1.38%)       (1.64%)     (1.34%)     (1.09%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                  (1.98%)       (1.91%)     (1.64%)     (5.07%)
Portfolio turnover                                                            91%           87%         79%         60%

------------------------------------------------------------------------

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

4    Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Small Cap Growth Fund Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                                       7/31/01(1)
                                                                        Ended                  Year Ended                 to
                                                                     12/31/05(4)     6/30/05    6/30/04     6/30/03     6/30/02
                                                                     (Unaudited)
Net asset value, beginning of period                                  $ 11.400      $ 11.330    $ 9.210     $ 8.140     $ 8.500

Income (loss) from investment operations:
Net investment loss(2)                                                  (0.050)       (0.111)    (0.079)     (0.063)     (0.040)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                                 0.921         0.294      2.199       1.133      (0.320)
                                                                      --------      --------    -------     -------     -------
Total from investment operations                                         0.871         0.183      2.120       1.070      (0.360)
                                                                      --------      --------    -------     -------     -------

Less dividends and distributions from:
Net realized gain on investments                                        (0.601)       (0.113)        --          --          --
                                                                      --------      --------    -------     -------     -------
Total dividends and distributions                                       (0.601)       (0.113)        --          --          --
                                                                      --------      --------    -------     -------     -------

Net asset value, end of period                                        $ 11.670      $ 11.400    $11.330     $ 9.210     $ 8.140
                                                                      ========      ========    =======     =======     =======

Total return(3)                                                           7.65%         1.76%     23.02%      13.14%      (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $      1      $      8    $ 1,287     $ 2,169     $ 1,915
Ratio of expenses to average net assets                                   1.35%         1.40%      1.35%       1.35%       1.35%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                            1.87%         1.67%      1.65%       2.85%       6.09%
Ratio of net investment loss to average net assets                       (0.86%)       (1.04%)    (0.74%)     (0.83%)     (0.52%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                (1.38%)       (1.31%)    (1.04%)     (2.33%)     (5.26%)
Portfolio turnover                                                          91%           87%        79%         60%        138%

---------------------------------------------------------------------
1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

4    Ratios have been annualized and total return has not been annualized.

See accompanying notes

                                              ---------------------------------
Notes                                         Delaware Small Cap Growth Fund
       TO FINANCIAL STATEMENTS                December 31, 2005 (Unaudited)
                                              ---------------------------------

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,405 for the six months ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2.   Investment Management, Administration Agreements and
     Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through October 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

                                                 ------------------------------
Notes                                            Delaware Small Cap Growth Fund
    TO FINANCIAL STATEMENTS (CONTINUED)          ------------------------------


2.   Investment Management, Administration Agreements and
     Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and services expenses. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 for Class R shares to no more than 0.50% of average daily net assets.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                       $  8,291
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                                 16,988
Other expenses payable to DMC and affiliates*                    14,599
Distribution fee payable to DDLP                                 33,343

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended December 31, 2005, the Fund was charged $2,100 for internal legal services provided by DMC.

For the six months ended December 31, 2005, DDLP earned $4,712 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2005, DDLP received gross contingent deferred sales charge commissions of $4,310 and $380 on redemption of the Fund's Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. Class A shares received no gross contingent deferred sales charge commissions during the period.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six month ended December 31, 2005, the Fund made purchases of $13,584,200 and sales of $14,295,112 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristic cannot be determined until fiscal year end. At December 31, 2005, the cost of investments was $25,370,636. At December 31, 2005, the net unrealized appreciation was $6,567,194 of which $7,491,921 related to unrealized appreciation of investments and $924,727 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the six months ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                               Six Months           Year
                                                 Ended              Ended
                                               12/31/05*           6/30/05
                                               ---------           -------
Long-term capital gain                        $1,619,797          $386,543

* Tax information for the six months ended December 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                   $ 24,769,043
Undistributed ordinary income                                        150,048
Undistributed long-term capital gain                                 112,292
Unrealized appreciation of investments                             6,567,194
                                                                ------------
Net assets                                                      $ 31,598,577
                                                                ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended December 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                                $ 235,711
Accumulated realized gain (loss)                                          (2)
Paid-in-capital                                                     (235,709)

                                             -------------------------------
Notes                                        Delaware Small Cap Growth Fund
     TO FINANCIAL STATEMENTS (CONTINUED)     -------------------------------


5. Capital Shares
Transactions in capital shares were as follows:

                                       Six Months       Year
                                         Ended          Ended
                                        12/31/05       6/30/05
Shares sold:
  Class A                                341,772       810,785
  Class B                                 44,917       133,114
  Class C                                125,006       366,189
  Class R                                 35,806        96,107
  Institutional Class                         --           355

Shares issued upon reinvestment of dividends and distributions:
  Class A                                 56,394        23,242
  Class B                                 24,738         4,975
  Class C                                 35,605         5,994
  Class R                                  5,151           908
  Institutional Class                          3         1,294
                                        --------    ----------
                                         669,392     1,442,963
                                        --------    ----------
Shares repurchased:
  Class A                               (328,308)   (1,814,688)
  Class B                                (60,837)      (81,253)
  Class C                                (97,095)     (140,289)
  Class R                                (56,456)      (25,636)
  Institutional Class                       (650)     (114,538)
                                        --------    ----------
                                        (543,346)   (2,176,404)
                                        --------    ----------
Net decrease                            (126,046)     (733,441)
                                        ========    ==========

For the six months ended December 31, 2005 and the year ended June 30, 2005, 8,904 Class B shares were converted to 8,644 Class A shares valued at $101,105 and 2,090 Class B shares were converted to 2,039 Class A shares valued at $23,304, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2005, or at any time during the period.

7. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees
Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers
Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web site
www.delawareinvestments.com


Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Logo] Delaware
       Investments(R)
       -----------------------------------
       A member of Lincoln Finanical Group

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.
--------------------------------------------------------------------------------





(146)                                                         Printed in the USA
SA-509 [12/05] CGI 2/06                                  SEMI-0601 SCG   PO10745

                                             Delaware
                                             Investments(R)
                                             -----------
                                             A member of Lincoln Financial Group

GROWTH-EQUITY

Semiannual Report DECEMBER 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE TREND FUND

[LOGO] POWERED BY RESEARCH(R)

Table
     OF CONTENTS
----------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
----------------------------------------------------------
SECTOR ALLOCATION                                        2
----------------------------------------------------------
FINANCIAL STATEMENTS:
     Statement of Net Assets                             3
     Statement of Operations                             6
     Statements of Changes in Net Assets                 7
     Financial Highlights                                8
     Notes to Financial Statements                      13
----------------------------------------------------------
ABOUT THE ORGANIZATION                                  16
----------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

Disclosure
     OF FUND EXPENSES           For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

Actual Expenses
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Trend Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                           Beginning      Ending                     Paid During
                            Account       Account      Annualized      Period
                             Value         Value         Expense      7/1/05 to
                            7/1/05        12/31/05        Ratio        12/31/05*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                    $1,000.00     $1,103.10       1.41%         $ 7.47
Class B                     1,000.00      1,099.20        2.11%         11.16
Class C                     1,000.00      1,098.50        2.11%         11.16
Class R                     1,000.00      1,101.20        1.63%          8.63
Institutional Class         1,000.00      1,104.60        1.11%          5.89
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                    $1,000.00     $1,018.10       1.41%         $ 7.17
Class B                     1,000.00      1,014.57        2.11%         10.71
Class C                     1,000.00      1,014.57        2.11%         10.71
Class R                     1,000.00      1,016.99        1.63%          8.29
Institutional Class         1,000.00      1,019.61        1.11%          5.65
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector Allocation
     DELAWARE TREND FUND                                 As of December 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
--------------------------------------------------------------------------------
Common Stock                                                          100.22%
--------------------------------------------------------------------------------
Basic Industry/Capital Goods                                            7.10%
Business Services                                                       8.33%
Consumer Durables                                                       1.52%
Consumer Non-Durables                                                   8.61%
Consumer Services                                                      12.28%
Energy                                                                  2.82%
Financials                                                              9.77%
Health Care                                                            20.72%
Technology                                                             25.73%@
Transportation                                                          3.34%
--------------------------------------------------------------------------------
Repurchase Agreements                                                   3.51%
--------------------------------------------------------------------------------
Securities Lending Collateral                                          21.79%
--------------------------------------------------------------------------------
Total Market Value of Securities                                      125.52%
--------------------------------------------------------------------------------
Obligation to Return Securities Lending Collateral                    (21.79%)
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets                        (3.73%)
--------------------------------------------------------------------------------
Total Net Assets                                                      100.00%
--------------------------------------------------------------------------------

@ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Statement                                          Delaware Trend Fund
     OF NET ASSETS                                 December 31, 2005 (Unaudited)

                                                          Number of     Market
                                                            Shares       Value
--------------------------------------------------------------------------------
Common Stock - 100.22%
--------------------------------------------------------------------------------
Basic Industry/Capital Goods - 7.10%
 *AMCOL International                                      450,400  $    9,242,208
 *Bucyrus International Class A                            343,700      18,112,990
 +Mettler-Toledo International                             388,100      21,423,120
  MSC Industrial Direct Class A                            676,200      27,196,764
*+Paxar                                                    640,900      12,580,867
                                                                    --------------
                                                                        88,555,949
                                                                    --------------

Business Services - 8.33%
*+Advisory Board                                           345,800      16,484,286
*+Bright Horizons Family Solutions                         494,000      18,302,700
 +Fisher Scientific International                          355,000      21,960,300
 +Monster Worldwide                                        602,700      24,602,214
*+Resources Connection                                     866,000      22,567,960
                                                                    --------------
                                                                       103,917,460
                                                                    --------------

Consumer Durables - 1.52%
 *Winnebago Industries                                     570,500      18,986,240
                                                                    --------------
                                                                        18,986,240
                                                                    --------------

Consumer Non-Durables - 8.61%
 +Carter's                                                 559,400      32,920,690
 +Coach                                                  1,425,800      47,536,172
*+DSW Class A                                              383,100      10,044,882
*+Peet's Coffee & Tea                                      244,200       7,411,470
*+Tractor Supply                                           179,700       9,513,318
                                                                    --------------
                                                                       107,426,532
                                                                    --------------

Consumer Services - 12.29%
 +Cheesecake Factory                                       505,425      18,897,841
 +Getty Images                                             191,200      17,068,424
*+Kerzner International                                    261,200      17,957,500
*+P.F. Chang's China Bistro                                255,000      12,655,650
 +Sonic                                                    807,550      23,822,725
*+Texas Roadhouse                                          859,700      13,368,335
 +West                                                     635,000      26,765,250
*+Wynn Resorts                                             414,600      22,740,810
                                                                    --------------
                                                                       153,276,535
                                                                    --------------

Energy - 2.82%
*+Cal Dive International                                   259,180       9,301,970
 *Carbo Ceramics                                           143,500       8,110,620
*+Hydril                                                   284,900      17,834,740
                                                                    --------------
                                                                        35,247,330
                                                                    --------------

Financials - 9.77%
  Aspen Insurance Holdings                                 347,300       8,220,591
  City National                                            250,300      18,131,732
 *Delphi Financial Group Class A                           269,300      12,390,493
  Hanover Insurance Group                                  316,300      13,211,851
 *IPC Holdings                                             187,400       5,131,012
  PartnerRe                                                287,600      18,886,692
 *UCBH Holdings                                            208,200       3,722,616
 *Waddell & Reed Financial Class A                         748,600      15,698,142
  Webster Financial                                        294,800      13,826,120
 *Whitney Holding                                          458,900      12,647,284
                                                                    --------------
                                                                       121,866,533
                                                                    --------------

                                                          Number of     Market
                                                            Shares       Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Health Care - 20.72%
*+Align Technology                                       1,325,800  $    8,577,926
 +Amylin Pharmaceuticals                                   353,700      14,119,704
+#Conceptus Restricted                                     840,700      10,609,634
 +CV Therapeutics                                          369,200       9,130,316
 +Cytyc                                                    563,300      15,901,959
*+Digene                                                  451,500      13,170,255
*+Encysive Pharmaceuticals                               1,791,900      14,138,091
*+Exelixis                                               1,030,100       9,703,542
*+First Horizon Pharmaceutical                             814,900      14,057,025
*+MGI Pharma                                             1,149,500      19,725,420
*+Nektar Therapeutics                                    1,023,700      16,850,102
*+Neurocrine Biosciences                                   317,100      19,891,683
*+Par Pharmaceuticals                                      371,200      11,633,408
*+Progenics Pharmaceuticals                                564,800      14,125,648
*+Protein Design Labs                                    1,019,900      28,985,558
*+Telik                                                  1,049,800      17,836,102
*+United Therapeutics                                      289,400      20,003,328
                                                                    --------------
                                                                       258,459,701
                                                                    --------------

Technology - 25.73%@
*+Akamai Technologies                                      855,100      17,042,143
*+American Reprographics                                   926,600      23,544,906
 +Avocent                                                  438,200      11,914,658
 +Cymer                                                    344,900      12,247,399
*+F5 Networks                                              301,600      17,248,504
 +Fairchild Semiconductor Class A                           55,200         933,432
*+FormFactor                                                 7,600         185,668
*Henry (Jack) & Associates                                 346,300       6,607,404
*+Hutchinson Technology                                    173,600       4,938,920
*+Informatica                                            1,718,100      20,617,200
 +Micromuse                                              1,043,100      10,316,259
*+Microsemi                                                703,800      19,467,108
 +NAVTEQ                                                   283,800      12,450,306
 +Opsware                                                2,483,000      16,859,570
 +Polycom                                                1,098,100      16,800,930
 +RSA Security                                               2,700          30,321
*+SafeNet                                                  230,900       7,439,598
*+salesforce.com                                           465,200      14,909,660
*+Semtech                                                  838,300      15,307,358
*+Tekelec                                                1,291,900      17,957,410
 +TIBCO Software                                         1,635,500      12,217,185
 +Vishay Intertechnology                                 1,095,900      15,079,584
*+Websense                                                 477,000      31,310,280
*+Wind River Systems                                     1,053,700      15,563,149
                                                                    --------------
                                                                       320,988,952
                                                                    --------------

Transportation - 3.33%
  Hunt (J.B.) Transport                                    749,900      16,977,736
  UTi Worldwide                                            265,300      24,630,452
                                                                    --------------
                                                                        41,608,188
                                                                    --------------

Total Common Stock (cost $865,744,067)                               1,250,333,420
                                                                    --------------

Statement
     OF NET ASSETS (CONTINUED)                               Delaware Trend Fund

                                                        Principal       Market
                                                          Amount        Value
----------------------------------------------------------------------------------
Repurchase Agreements - 3.51%
----------------------------------------------------------------------------------
With BNP Paribas 3.30% 1/3/06
     (dated 12/30/05, to be repurchased
     at $27,706,155, collateralized by
     $569,000 U.S. Treasury Bills due
     1/26/06, market value $567,226,
     $390,000 U.S. Treasury Bills
     due 2/23/06, market value
     $387,745, $769,000 U.S. Treasury
     Bills due 5/4/06, market value
     $758,778, $5,124,000 U.S. Treasury
     Bills due 6/1/06, market value
     $5,036,731, $14,366,000 U.S. Treasury
     Bills due 6/29/06, market value
     $14,068,188, $5,099,000 U.S. Treasury
     Notes 2.625% due 5/15/08, market
     value $4,918,039 and $2,557,000
     U.S. Treasury Notes 3.125% due
     5/15/07, market value $2,525,015)                 $27,696,000  $   27,696,000
With UBS Warburg 3.40% 1/3/06
     (dated 12/30/05, to be repurchased
     at $16,173,108, collateralized by
     $1,879,000 U.S. Treasury Notes
     2.00% due 5/15/06, market value
     $1,867,529 and $14,146,000
     U.S. Treasury Notes 5.625% due
     5/15/08, market value $14,638,292)                 16,167,000      16,167,000
                                                                    --------------

Total Repurchase Agreements
 (cost $43,863,000)                                                     43,863,000
                                                                    --------------

Total Market Value of Securities Before
  Securities Lending Collateral - 103.73%
  (cost $909,607,067)                                                1,294,196,420
                                                                    --------------

----------------------------------------------------------------------------------
Securities Lending Collateral** - 21.79%
----------------------------------------------------------------------------------
Short-Term Investments - 21.79%
Fixed Rate Notes - 5.16%
  Citigroup Global Markets
     4.29% 1/3/06                                       25,800,423      56,160,786
  Wilmington Trust Company
     4.05% 1/5/06                                        3,781,763       8,231,911
                                                                    --------------
                                                                        64,392,697
                                                                    --------------

                                                        Principal       Market
                                                          Amount        Value
----------------------------------------------------------------------------------
Securities Lending Collateral** (continued)
----------------------------------------------------------------------------------
Short-Term Investments (continued)
o Variable Rate Notes - 16.63%
  Abbey National 4.14% 1/13/06                          $2,798,505  $    6,092,431
  ANZ National 4.31% 1/30/07                               756,353       1,646,382
  Australia New Zealand 4.35% 1/30/07                    3,781,763       8,231,911
  Bank of New York 4.33% 4/4/06                          3,025,410       6,585,529
  Bank of the West 4.27% 3/2/06                          3,781,763       8,231,911
  Bayerische Landesbank 4.40% 8/25/06                    3,781,763       8,231,911
  Bear Stearns
     4.14% 1/17/06                                         756,353       1,646,664
     4.39% 6/30/06                                       4,538,116       9,878,293
  Beta Finance 4.33% 4/18/06                             3,781,763       8,231,500
  Canadian Imperial Bank 4.35% 1/30/07                   1,890,882       4,115,955
  CDC Financial Products 4.35% 1/30/06                   4,916,292      10,701,484
  Citigroup Global Markets 4.32% 1/6/06                  4,916,292      10,701,484
  Commonwealth Bank Australia
     4.35% 1/30/07                                       3,781,763       8,231,911
  Credit Suisse First Boston New York
     4.35% 4/18/06                                       4,084,304       8,890,464
  Goldman Sachs 4.39% 1/2/07                             4,916,292      10,701,484
  Manufacturers & Traders
     4.36% 9/26/06                                       3,781,763       8,230,408
  Marshall & Ilsley Bank 4.35% 1/30/07                   4,159,939       9,055,102
  Merrill Lynch Mortgage Capital
     4.35% 1/12/06                                       4,916,292      10,701,484
  Morgan Stanley 4.43% 1/2/07                            4,689,386      10,207,569
  National City Bank 4.31% 1/23/06                       4,311,210       9,384,547
  Nordea Bank Norge ASA 4.34% 1/30/07                    3,781,763       8,231,911
  Proctor & Gamble 4.46% 1/30/07                         3,781,763       8,231,911
  Royal Bank of Scotland 4.34% 1/30/07                   3,781,763       8,231,911
  Sigma Finance 4.33% 3/16/06                            1,134,529       2,469,656
  Societe Generale New York
     4.26% 1/30/07                                       1,890,881       4,115,955
  Toyota Motor Credit 4.30% 6/23/06                      3,781,763       8,232,327
  Wells Fargo 4.36% 1/30/07                              3,781,763       8,231,911
                                                                    --------------
                                                                       207,444,006
                                                                    --------------
Total Securities Lending Collateral
  (cost $271,836,703)                                                  271,836,703
                                                                    --------------

Statement
     OF NET ASSETS (CONTINUED)                               Delaware Trend Fund

Total Market Value of Securities - 125.52%
  (cost $1,181,443,770)                                             $1,566,033,123^
Obligation to Return Securities Lending
  Collateral** - (21.79%)                                             (271,836,703)
Liabilities Net of Receivables and
  Other Assets - (3.73%)                                               (46,576,641)
                                                                    --------------
Net Assets Applicable to 56,746,501
  Shares Outstanding - 100.00%                                      $1,247,619,779
                                                                    ==============
Net Asset Value - Delaware Trend Fund Class A
  ($717,001,811 / 32,217,421 Shares)                                        $22.26
                                                                            ------
Net Asset Value - Delaware Trend Fund Class B
  ($131,182,301 / 6,543,561 Shares)                                         $20.05
                                                                            ------
Net Asset Value - Delaware Trend Fund Class C
  ($138,649,566 / 6,795,858 Shares)                                         $20.40
                                                                            ------
Net Asset Value - Delaware Trend Fund Class R
  ($7,331,923 / 331,851 Shares)                                             $22.09
                                                                            ------
Net Asset Value - Delaware Trend Fund Institutional Class
  ($253,454,178 / 10,857,810 Shares)                                        $23.34
                                                                            ------

Components of Net Assets at December 31, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $  880,882,912
Accumulated net realized loss on investments                           (17,852,486)
Net unrealized appreciation of investments
  and foreign currencies                                               384,589,353
                                                                    --------------
Total net assets                                                    $1,247,619,779
                                                                    ==============

 +   Non-income producing security for the period ended December 31, 2005.

 o Variable rate securities. The interest rate shown is the rate as of December 31, 2005. *Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

 *   Includes $264,372,248 of securities loaned.

 # Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2005, the aggregate amount of the restricted securities equals $10,609,634 or 0.85% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

 @ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Net Asset Value and Offering Price per Share -
  Delaware Trend Fund
Net asset value Class A (A)                                               $22.26
Sales charge (5.75% of offering price) (B)                                  1.36
                                                                          ------
Offering price                                                            $23.62
                                                                          ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement                         Delaware Trend Fund
       OF OPERATIONS              Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
  Dividends                                                                                   $3,010,269
  Securities lending income                                                                      438,018
  Interest                                                                                       341,535               $  3,789,822
                                                                                              ----------               ------------
Expenses:
  Management fees                                                                              4,684,448
  Distribution expenses -- Class A                                                             1,090,562
  Distribution expenses -- Class B                                                               688,998
  Distribution expenses -- Class C                                                               719,343
  Distribution expenses -- Class R                                                                21,120
  Dividend disbursing and transfer agent fees and expenses                                     2,006,443
  Accounting and administration expenses                                                         269,791
  Reports and statements to shareholders                                                         154,003
  Legal and professional fees                                                                     51,776
  Registration fees                                                                               40,752
  Trustees' fees                                                                                  37,065
  Custodian fees                                                                                  34,079
  Insurance                                                                                       22,808
  Taxes (other than taxes on income)                                                              12,999
  Pricing fees                                                                                       240
  Other                                                                                           17,458                  9,851,885
  Less waived distribution expenses -- Class R                                                ----------                     (2,935)
  Less expense paid indirectly                                                                                               (1,485)
                                                                                                                       ------------
  Total expenses                                                                                                          9,847,465
                                                                                                                       ------------
Net Investment Loss                                                                                                      (6,057,643)
                                                                                                                       ------------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
  Net realized gain on:
     Investments                                                                                                        138,243,353
     Foreign currencies                                                                                                         138
                                                                                                                       ------------
  Net realized gain                                                                                                     138,243,491
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                               (4,099,783)
                                                                                                                       ------------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                                  134,143,708
                                                                                                                       ------------

Net Increase in Net Assets Resulting from Operations
                                                                                                                       $128,086,065
                                                                                                                       ============

See accompanying notes

Statements                                                   Delaware Trend Fund
       OF CHANGES IN NET ASSETS

                                                                                                Six Months                  Year
                                                                                                  Ended                    Ended
                                                                                                 12/31/05                 6/30/05
                                                                                               (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                                        $   (6,057,643)         $  (15,843,208)
  Net realized gain on investments and foreign currencies                                       138,243,491              71,764,458
  Net change in unrealized appreciation/depreciation of investments and foreign currencies       (4,099,783)            (54,689,989)
                                                                                             --------------          --------------
  Net increase in net assets resulting from operations                                          128,086,065               1,231,261
                                                                                             --------------          --------------

Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                                                                     43,830,293             170,547,071
     Class B                                                                                      1,760,561               6,961,179
     Class C                                                                                      4,965,212              25,424,851
     Class R                                                                                        895,936               6,932,476
     Institutional Class                                                                         32,815,609              79,130,900
                                                                                             --------------          --------------
                                                                                                 84,267,611             288,996,477
                                                                                             --------------          --------------

  Cost of shares repurchased:
     Class A                                                                                   (148,112,808)           (379,712,228)
     Class B                                                                                    (21,983,142)            (55,954,359)
     Class C                                                                                    (25,177,487)            (57,176,854)
     Class R                                                                                       (850,676)             (2,636,620)
     Institutional Class                                                                        (82,936,294)           (167,266,036)
                                                                                             --------------          --------------
                                                                                               (279,060,407)           (662,746,097)
                                                                                             --------------          --------------
Decrease in net assets derived from capital share transactions                                 (194,792,796)           (373,749,620)
                                                                                             --------------          --------------
Net Decrease in Net Assets                                                                      (66,706,731)           (372,518,359)
                                                                                             --------------          --------------

Net Assets:
  Beginning of period                                                                         1,314,326,510           1,686,844,869
                                                                                             --------------          --------------
  End of period (there was no undistributed net investment income at either period end)      $1,247,619,779          $1,314,326,510
                                                                                             ==============          ==============


See accompanying notes

Financial
       HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Trend Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                                 Year Ended
                                                        12/31/05(1)     6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
                                                        (Unaudited)
Net asset value, beginning of period                     $ 20.180      $ 19.940     $ 16.220     $ 15.770     $ 19.260    $ 27.800

Income (loss) from investment operations:
Net investment loss(2)                                     (0.088)       (0.185)      (0.195)      (0.138)      (0.151)     (0.146)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    2.168         0.425        3.915        0.588       (3.339)     (6.279)
                                                         --------      --------     --------     --------     --------    --------
Total from investment operations                            2.080         0.240        3.720        0.450       (3.490)     (6.425)
                                                         --------      --------     --------     --------     --------    --------
Less dividends and distributions from:
Net realized gain on investments                               --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------
Total dividends and distributions                              --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------

Net asset value, end of period                           $ 22.260      $ 20.180     $ 19.940     $ 16.220     $ 15.770     $19.260
                                                         ========      ========     ========     ========     ========     =======

Total return(3)                                             10.31%         1.20%       22.93%        2.85%      (18.12%)    (25.22%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $717,002      $748,151     $956,366     $770,744     $829,409    $856,732
Ratio of expenses to average net assets                      1.41%         1.40%        1.50%        1.50%        1.45%       1.34%
Ratio of net investment loss to average net assets          (0.83%)       (0.98%)      (1.06%)      (0.98%)      (0.91%)     (0.68
Portfolio turnover                                             72%           44%          59%          40%          47%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Trend Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                                 Year Ended
                                                        12/31/05(1)     6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
                                                        (Unaudited)
Net asset value, beginning of period                     $ 18.240      $ 18.160     $ 14.880     $ 14.570     $ 17.920    $ 26.180

Income (loss) from investment operations:
Net investment loss(2)                                     (0.154)       (0.305)      (0.312)      (0.226)      (0.258)     (0.283)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    1.964         0.385        3.592        0.536       (3.092)     (5.862)
                                                         --------      --------     --------     --------     --------    --------
Total from investment operations                            1.810         0.080        3.280        0.310       (3.350)     (6.145)
                                                         --------      --------     --------     --------     --------    --------
Less dividends and distributions from:
Net realized gain on investments                               --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------
Total dividends and distributions                              --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------

Net asset value, end of period                           $ 20.050      $ 18.240     $ 18.160     $ 14.880     $ 14.570    $ 17.920
                                                         ========      ========     ========     ========     ========    ========

Total return(3)                                              9.92%         0.44%       22.04%        2.13%      (18.65%)    (25.76%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $131,182      $138,515     $188,363     $176,460     $199,027    $247,230
Ratio of expenses to average net assets                      2.11%         2.10%        2.20%        2.20%        2.16%       2.05%
Ratio of net investment loss to average net assets          (1.53%)       (1.68%)      (1.76%)      (1.68%)      (1.62%)     (1.39%)
Portfolio turnover                                             72%           44%          59%          40%          47%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Trend Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                                 Year Ended
                                                        12/31/05(1)     6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
                                                        (Unaudited)
Net asset value, beginning of period                     $ 18.570      $ 18.480     $ 15.140     $ 14.820     $ 18.230    $ 26.600

Income (loss) from investment operations:
Net investment loss(2)                                     (0.156)       (0.308)      (0.315)      (0.228)      (0.250)     (0.280)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    1.986         0.398        3.655        0.548       (3.160)     (5.975)
                                                         --------      --------     --------     --------     --------    --------
Total from investment operations                            1.830         0.090        3.340        0.320       (3.410)     (6.255)
                                                         --------      --------     --------     --------     --------    --------

Less dividends and distributions from:
Net realized gain on investments                               --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------
Total dividends and distributions                              --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------

Net asset value, end of period                           $ 20.400      $ 18.570     $ 18.480     $ 15.140     $ 14.820    $ 18.230
                                                         ========      ========     ========     ========     ========    ========

Total return(3)                                              9.85%         0.49%       22.06%        2.16%      (18.70%)    (25.73%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $138,650      $145,328     $177,631     $134,153     $130,860    $127,154
Ratio of expenses to average net assets                      2.11%         2.10%        2.20%        2.20%        2.16%       2.05%
Ratio of net investment loss to average net assets          (1.53%)       (1.68%)      (1.76%)      (1.68%)      (1.62%)     (1.39%)
Portfolio turnover                                             72%           44%          59%          40%          47%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Delaware Trend Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Six Months                                  Period
                                                                         Ended           Year Ended            6/2/03(1) to
                                                                      12/31/05(2)    6/30/05      6/30/04         6/30/03
                                                                      (Unaudited)
Net asset value, beginning of period                                    $20.060      $19.880      $16.220         $16.260

Income (loss) from investment operations:
Net investment loss(3)                                                   (0.122)      (0.246)      (0.258)         (0.011)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                                  2.152        0.426        3.918          (0.029)
                                                                        -------      -------      -------         -------
Total from investment operations                                          2.030        0.180        3.660          (0.040)
                                                                        -------      -------      -------         -------

Net asset value, end of period                                          $22.090      $20.060      $19.880         $16.220
                                                                        =======      =======      =======         =======

Total return(4)                                                           10.12%        0.91%       22.56%          (0.25%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $ 7,332      $ 6,621      $ 2,149         $    --
Ratio of expenses to average net assets                                    1.63%        1.70%        1.80%           1.95%
Ratio of expenses to average net assets prior to expense limitation and
expense paid indirectly                                                    1.71%        1.70%        1.80%           1.95%
Ratio of net investment loss to average net assets                        (1.05%)      (1.28%)      (1.36%)         (1.49%)
Ratio of net investment loss to average net assets prior to expense
limitation and expense paid indirectly                                    (1.13%)      (1.28%)      (1.36%)         (1.49%)
Portfolio turnover                                                           72%          44%          59%             40%

(1) Date of initial public offering; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fee by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Trend Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                                 Year Ended
                                                        12/31/05(1)     6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
                                                        (Unaudited)
Net asset value, beginning of period                     $ 21.130      $ 20.830     $ 16.890     $ 16.370     $ 19.940    $ 28.630

Income (loss) from investment operations:
Net investment loss(2)                                     (0.057)       (0.129)      (0.141)      (0.096)      (0.102)     (0.084)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    2.267         0.429        4.081        0.616       (3.468)     (6.491)
                                                         --------      --------     --------     --------     --------    --------
Total from investment operations                            2.210         0.300        3.940        0.520       (3.570)     (6.575)
                                                         --------      --------     --------     --------     --------    --------

Less dividends and distributions from:
Net realized gain on investments                               --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------
Total dividends and distributions                              --            --           --           --           --      (2.115)
                                                         --------      --------     --------     --------     --------    --------

Net asset value, end of period                           $ 23.340      $ 21.130     $ 20.830     $ 16.890     $ 16.370    $ 19.940
                                                         ========      ========     ========     ========     ========    ========

Total return(3)                                             10.46%         1.44%       23.33%        3.18%      (17.90%)    (25.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $253,454      $275,712     $362,336     $286,632     $213,433    $262,451
Ratio of expenses to average net assets                      1.11%         1.10%        1.20%        1.20%        1.16%       1.05%
Ratio of net investment loss to average net assets          (0.53%)       (0.68%)      (0.76%)      (0.68%)      (0.62%)     (0.39%)
Portfolio turnover                                             72%           44%          59%          40%          47%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.


See accompanying notes

Notes                                              Delaware Trend Fund
     TO FINANCIAL STATEMENTS                       December 31, 2005 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series, Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $140,573 for the six months ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets, for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes                                                        Delaware Trend Fund
     TO FINANCIAL STATEMENTS (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006, for Class R shares to no more 0.50% of average daily net assets.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $790,578
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                      416,992
Distribution fee payable to DDLP                                          96,932
Other expenses payable to DMC and affiliates*                            408,026

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended December 31, 2005, the Fund was charged $46,850 for internal legal services provided by DMC.

For the six months ended December 31, 2005, DDLP earned $20,659 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2005, DDLP received gross contingent deferred sales charge commissions of $97, $120,493 and $3,574 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended December 31, 2005, the Fund made purchases of $472,506,679 and sales of $656,997,526 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At December 31, 2005, the cost of investments was $1,193,767,047. At December 31, 2005, the net unrealized appreciation was $372,266,076 of which $416,184,246 related to unrealized appreciation of investments and $43,918,170 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended December 31, 2005 and the year ended June 30, 2005.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    $  880,882,912
Capital loss carryforwards                                           (5,529,209)
Unrealized appreciation of investments                              372,266,076
                                                                 --------------
Net assets                                                       $1,247,619,779
                                                                 ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currencies. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                                  $ 6,057,643
Accumulated net realized gain (loss)                                        (138)
Paid-in Capital                                                       (6,057,505)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at June 30, 2005 will expire as follows: $42,027,145 expires in 2010 and $95,731,737 expires in 2011.

For the six months ended December 31, 2005, the Fund had capital gains of $132,229,673, which may reduce the capital loss carryforwards.

Notes                                                        Delaware Trend Fund
     TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital Shares were as follows:

                                               Six Months                Year
                                                 Ended                   Ended
                                                12/31/05                6/30/05
Shares sold:
  Class A                                       2,049,776              8,795,451
  Class B                                          91,093                396,002
  Class C                                         253,251              1,422,710
  Class R                                          41,915                356,086
  Institutional Class                           1,470,279              3,909,546
                                              -----------            -----------
                                                3,906,314             14,879,795
                                              -----------            -----------

Shares repurchased:
  Class A                                      (6,907,346)           (19,674,405)
  Class B                                      (1,140,527)            (3,176,632)
  Class C                                      (1,285,352)            (3,207,258)
  Class R                                         (40,170)              (134,067)
  Institutional Class                          (3,658,225)            (8,261,923)
                                              -----------            -----------
                                              (13,031,620)           (34,454,285)
                                              -----------            -----------
Net decrease                                   (9,125,306)           (19,574,490)
                                              ===========            ===========

For the six months ended December 31, 2005 and the year ended June 30, 2005, 205,780 Class B shares were converted to 185,601 Class A shares valued at $3,996,607 and 466,783 Class B shares were converted to 428,041 Class A shares valued at $7,990,173, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2005, or at any time during the period.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2005, the market value of the securities on loan was $264,372,248 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

 About
     THE ORGANIZATION

This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees
Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers
Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information
Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.


--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
-----------
A member of Lincoln Financial Group


Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

(127)                                                         Printed in the USA
SA-003 [12/05] CGI 2/06                                  SEMI-0601 TREND PO10750

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1)  Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS III

         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006